As filed with the Securities and Exchange Commission on April 9, 2010
File Nos. 33-74534 and 811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 25	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 26	☑

SCHWAB ANNUITY PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Timothy W. Levin, Esq.	John Loder, Esq.	Koji Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray	Charles Schwab Investment Management, Inc.
1701 Market Street	One International Place	211 Main Street
Philadelphia, PA 19103	Boston, MA 02110-2624	SF211MN-05-489
San Francisco, CA 94104
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☑	On April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
if appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The prospectuses for each of the following portfolios was electronically filed and is hereby incorporated by reference to Part A, File No. 811-8314, of Post-Effective Amendment No. 25 to the Registrant Registration Statement, filed on February 9, 2010 (ACCESSION NUMBER: 0000950123-10-010386):
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P500 Index Portfolio
The Statement of Additional Information for each of the following portfolios was electronically filed and is hereby incorporated by reference to Part B, File No. 811-8314, of Post-Effective Amendment No. 25 to the Registrant Registration Statement, filed on February 9, 2010 (ACCESSION NUMBER: 0000950123-10-010386):
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P500 Index Portfolio

PART C
OTHER INFORMATION
SCHWAB ANNUITY PORTFOLIOS
Item 28. Financial Statements and Exhibits.

Articles of Incorporation	(a)		Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1, of Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 27, 1998 (hereinafter referred to as “PEA No. 7”).

By-laws	(b)		Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 10, 2005.

Instruments Defining Rights of Security Holders	(c)	(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1 of PEA No. 7.

		(ii)	Article 9 and Article 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 29, 1996.

Investment Advisory Contracts	(d)	(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”) dated June 15,1994 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 30, 1997.

		(ii)	Amended Schedule A and B to Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated January 1, 2007 is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement of Form N-1A (File No. 811-8314), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as “PEA No. 21”).

		(iii)	Letter of Agreement between Registrant and Investment Adviser dated April 30, 2009, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 29, 2009.

Underwriting Contracts	(e)	(i)	Distribution Agreement between Registrant and Charles Schwab & Co., Inc. (“Schwab”) dated March 29, 1994 is incorporated herein by reference to Exhibit 6(a) of PEA No. 7.

		(ii)	Amended Schedule A to Distribution Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on September 9, 1996 (hereinafter referred to as “PEA No. 5”).

Bonus or Profit Sharing Plans	(f)		Inapplicable.

Custodian Agreements	(g)	(i)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company on behalf of Schwab Money Market Portfolio dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(i)of PEA No. 21.

		(ii)	Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co., Inc., on behalf of Schwab S&P 500 Portfolio and Schwab MarketTrack Growth Portfolio II, is incorporated herein by reference to Exhibit (g)(xviii) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 26, 2001.

		(iii)	Amended Schedule A to the Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co., Inc. and the Schwab Annuity Portfolios on behalf of Schwab MarketTrack Growth Portfolio II and Schwab S&P 500 Index Portfolio is incorporated herein by reference to Exhibit (g)(iii) of PEA No. 21.

		(iv)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is incorporated herein by reference to Exhibit (g)(iv) of PEA No. 24.

		(v)	Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(i) of PEA No. 7.

		(vi)	Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(h) of PEA No. 5.

		(vii)	Schedule B to the Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(k) of PEA No. 7.

		(viii)	Master Accounting Services Agreement between Registrant and State Street Bank and Trust Company dated October 1, 2005, is incorporated herein by reference to Exhibit (q)(x) of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 25, 2006 (hereinafter referred to as “PEA No. 20”).

Other Material Contracts	(h)		License Agreement between Registrant and Standard & Poor’s Corporation is incorporated herein by reference to Exhibit 9 of PEA No. 5.

Legal Opinion	(i)		Opinion and Consent of Counsel to be filed by amendment.

Other Opinions	(j)	(i)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

		(ii)	Power of Attorney executed by Mariann Byerwalter, dated January 8, 2008, is incorporated by reference to Exhibit (j)(ii) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed on April 22, 2008 (hereinafter referred to as “PEA No. 22”).

		(iii)	Power of Attorney executed by William A. Hasler, dated January 15, 2008, is incorporated by reference to Exhibit (j)(iii) of PEA No. 22.

		(iv)	Power of Attorney executed by Gerald B. Smith, dated January 16, 2008, is incorporated by reference to Exhibit (j)(iv) of PEA No. 22.

		(v)	Power of Attorney executed by Charles R. Schwab, dated January 14, 2008, is incorporated by reference to Exhibit (j)(v) of PEA No. 22.

		(vi)	Power of Attorney executed by Donald R. Stephens, dated January 23, 2008, is incorporated by reference to Exhibit (j)(vi) of PEA No. 22.

		(vii)	Power of Attorney executed by Michael W. Wilsey, dated January 14, 2008, is incorporated by reference to Exhibit (j)(vii) of PEA No. 22.

		(viii)	Power of Attorney executed by Randall W. Merk, dated January 4, 2008 is incorporated by reference to Exhibit (j)(viii) of PEA No. 22.

		(ix)	Power of Attorney executed by George Pereira, dated January 3, 2008 is incorporated by reference to Exhibit (j)(ix) of PEA No. 22.

		(x)	Power of Attorney executed by John F.Cogan, dated January 10, 2008 is incorporated by reference to Exhibit (j)(x) of PEA No. 22.

		(xi)	Power of Attorney executed by Joseph Wender, dated January 11, 2008 is incorporated by reference to Exhibit (j)(xi) of PEA No. 22.

		(xii)	Power of Attorney executed by Walter Bettinger, II, dated January 4, 2008 is incorporated by reference to Exhibit (j)(xii) of PEA No. 22.

Omitted Financial Statements	(k)		Inapplicable.

Initial Capital Agreements	(l)	(i)	Purchase Agreement between Registrant and Schwab relating to Schwab Money Market Portfolio is incorporated herein by reference to Exhibit 13(a) of PEA No. 7.

		(ii)	Purchase Agreement between Registrant and Schwab relating to Schwab Asset Director®-High Growth Portfolio and Schwab S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b) of PEA No. 5.

Rule 12b-1 Plan	(m)		Inapplicable.

Financial Data Schedule	(n)		Inapplicable.

Rule 18f-3 Plan	(o)		Inapplicable.

Code of Ethics	(p)		Code of Ethics adopted by Registrant, Charles Schwab Investment Management Inc. and Charles Schwab & Co., Inc., dated October 23, 2009 is incorporated herein by reference to Exhibit (p) of PEA No. 24.

Item 29. Persons Controlled by or under Common Control with the Fund.
     The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Schwab Strategic Trust is Delaware statutory trust registered under the 1940 Act. Each is advised by the Investment Adviser and The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust employ Schwab as their principal underwriter and shareholder services agent. As a result, the Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust may be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder and Chairman of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.
Item 30. Indemnification.
     Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Manager
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Strategic Trust, investment adviser to Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman	Charles Schwab & Co., Inc.	Chairman and Director

	The Charles Schwab Bank, N.A.	Chairman, Director

	The Charles Schwab Corporation	Chairman

	Schwab Holdings, Inc.	Chief Executive Officer

	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer

	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer

	Charles Schwab Holdings (UK)	Chairman

	United States Trust Company of New York	Chairman, Director

Name and Position
with Adviser	Name of Other Company	Capacity
	All Kinds of Minds	Director

	Charles and Helen Schwab Foundation	Director

	Stanford University	Trustee

Randall W. Merk Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President

	Laudus Funds	Trustee

	Schwab Funds	President and Chief Executive Officer

	Schwab ETFs	President and Chief Executive Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Koji E. Felton, Senior Vice President, Chief Counsel and Corporate Secretary	Charles Schwab & Co., Inc.	Senior Vice President, Deputy General Counsel

	Schwab Funds	Secretary and Chief Legal Officer

	Schwab ETFs	Secretary and Chief Legal Officer

	Schwab ETFs	Secretary and Chief Legal Officer

Michael Hogan, Chief Compliance Officer	Schwab Funds	Chief Compliance Officer

	Schwab ETFs	Chief Compliance Officer

	Laudus Funds	Chief Compliance Officer

	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

Jeffrey M. Mortimer, Senior Vice President and Chief Investment Officer	Schwab Funds	Senior Vice President and Chief Investment Officer

Name and Position
with Adviser	Name of Other Company	Capacity
	Schwab ETFs	Senior Vice President and Chief Investment Officer

	Laudus Funds	President, Chief Executive Officer and Chief Investment Officer

George Pereira, Senior Vice President and Chief Financial Officer	Schwab Funds	Treasurer and Principal Financial Officer

	Schwab ETFs	Treasurer and Principal Financial Officer

	Laudus Funds	Treasurer and Chief Financial Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management(Ireland) Limited	Director
Item 32. Principal Underwriters.
     (a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Investments and may act as such for any other investment company which Schwab may sponsor in the future.
     (b) Information with respect to Schwab’s directors and officers is as follows:

Position and Offices
Name	Position and Offices with the Underwriter	with the Registrant
Charles R. Schwab	Chairman	Chairman and Trustee
Walter Bettinger II	President and Chief Executive Officer	Trustee
Jay Allen	Executive Vice President, Human Resources	None
Benjamin Brigeman	Executive Vice President, Investor Services	None
John Clendening	Executive Vice President, Shared Strategic Services	None
Carrie Dwyer	Executive Vice President, Corporate Oversight	None
Lisa Hunt	Executive Vice President, Schwab Investor Development	None
Jan Hier-King	Executive Vice President, Shared Support Services	None
Joseph Martinetto	Executive Vice President and Chief Financial Officer	None
James McCool	Executive Vice President, Institutional Services	None
Randall W. Merk	Executive Vice President, Investment Management Services	President and Chief Executive Officer
Becky Saeger	Executive Vice President, Chief Marketing Officer	None
The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, California 94105.

     (c) None.
Item 33. Location of Accounts and Records.
     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator: Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; ; Registrant’s principal underwriter: Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California 94105; Registrant’s custodian for the Schwab Money Market Portfolio, Portfolio: State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111; and Registrant’s custodian for the Schwab S&P 500 Index Fund and Schwab MarketTrack Growth Portfolio II: Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109;.
Item 34. Management Services.
     Not applicable.
Item 35. Undertakings.
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 9th day of April, 2010.

SCHWAB ANNUITY PORTFOLIOS Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 9th day of April, 2010.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Michael W. Wilsey* Michael W. Wilsey	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney